OPERATING LEASES (Details)	12 Months Ended
Dec. 31, 2021 CNY (¥)
OPERATING LEASES
Operating lease cost	¥ 11,947,682
Short-term lease cost	1,357,660
Leasing Costs Other Than Operating and Short term Lease Costs	¥ 0